SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Rollforward of Uncollectible Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 7,413	$ 7,695	$ 6,076
Provision for bad debts	1,948	1,343	110
Amounts charged against allowance for bad debts, net of recoveries	(1,036)	(1,625)	(114)
Allowance for bad debts of acquired company at date of acquisition	0	0	1,623
Ending balance	$ 8,325	$ 7,413	$ 7,695